Stockholders Equity (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Expected dividends	0.00%	0.00%
Risk free rate	4.33%
Minimum [Member]
Expected volatility	105.00%	109.48%
Term	6 years	2 years 6 months
Risk free rate		2.83%
Maximum [Member]
Expected volatility		113.32%
Term		5 years 3 days
Risk free rate		3.01%